Vessels, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2023	350,393,448	(124,042,367)	226,351,081
Acquisitions and improvements	39,004,423	—	39,004,423
Impairment loss (Note 1)	(10,894,124)	1,898,101	(8,996,023)
Disposal	(57,938,600)	26,555,487	(31,383,113)
Spin-off of drybulk carriers (Note 1)	(28,500,000)	—	(28,500,000)
Depreciation for the year	—	(15,629,116)	(15,629,116)

Balance as at December 31, 2023	292,065,147	(111,217,895)	180,847,252
Acquisitions and improvements	87,117,946	—	87,117,946
Disposal	(43,043,220)	299,940	(42,743,280)
Depreciation for the year	—	(16,991,900)	(16,991,900)

Balance as at December 31, 2024	336,139,873	(127,909,855)	208,230,018